Net interest income	6 Months Ended
Jun. 30, 2023
Disclosure Net Interest Income [Line Items]
Net interest income
Note 4

Net interest income

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Interest income from loans and deposits
1
6,247 4,106 1,886 10,353 3,546
Interest income from securities financing transactions measured at amortized cost
2
1,004 766 209 1,769 327
Interest income from other financial instruments measured

at amortized cost
282 259 118 540 191
Interest income from debt instruments measured at fair

value through other comprehensive income
26 23 6 48 47
Interest income from derivative instruments designated as cash flow hedges

(457) (376) 160 (833) 413
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 7,101 4,777 2,380 11,878 4,525
Interest expense on loans and deposits
3
3,024 1,994 262 5,018 401
Interest expense on securities financing transactions measured at amortized cost
4
616 365 288 981 512
Interest expense on debt issued 2,205 1,429 498 3,635 893
Interest expense on lease liabilities 35 26 22 61 45
Total interest expense from financial instruments measured at amortized cost 5,880 3,814 1,070 9,695 1,852
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 1,221 962 1,310 2,183 2,673
Net interest income from financial instruments measured at fair value through profit or loss and other
493 425 355 918 763
Total net interest income 1,713 1,388 1,665 3,101 3,436
1 Consists of interest income from cash and balances at central banks,

loans and advances to banks and customers, and cash

collateral receivables on derivative instruments,

as well as negative interest on amounts
due to banks,

customer deposits, and

cash collateral payables

on derivative instruments.

2 Includes interest income

on receivables from

securities financing transactions

and negative interest,

including fees,

on
payables from securities financing transactions.

3 Consists of interest expense

on amounts due to banks,

cash collateral payables on

derivative instruments, and

customer deposits, as well

as negative interest on
cash and balances at central banks, loans and

advances

to banks, and cash collateral receivables on derivative instruments.

4 Includes interest expense on payables from securities financing transactions and negative
interest, including fees, on receivables from securities financing transactions.